Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue		$ 886	$ 2,329	$ 18,739
Operating expenses:
Research and development	[1]	89,504	58,579	57,069
General and administrative		39,946	28,531	27,319
Acquired in-process research and development		130,188	0	0
Gain on sale of in-process research and development asset		(16,449)	0	0
Total operating expenses		243,189	87,110	84,388
Loss from operations		(242,303)	(84,781)	(65,649)
Other (expense) income:
Interest income		6,147	837	111
Other expense, net		(19,130)	(7)	(122)
Total other (expense) income		(96,513)	830	(11)
Loss before income tax expense		(338,816)	(83,951)	(65,660)
Income tax benefit (expense)		26	136	(141)
Net loss		$ (338,790)	$ (83,815)	$ (65,801)
Net loss per share, basic (in dollars per share)		$ (49.12)	$ (24.86)	$ (25.02)
Net loss per share, diluted (in dollars per share)		$ (49.12)	$ (24.86)	$ (25.02)
Weighted-average common shares outstanding, basic (in shares)		6,897,065	3,371,231	2,629,784
Weighted-average common shares outstanding, diluted (in shares)		6,897,065	3,371,231	2,629,784
Forward Contract Liability
Other (expense) income:
Change in fair value of forward contract liability		$ (83,530)	$ 0	$ 0
License
Revenue:
Total revenue		0	0	12,000
Development fee and royalty
Revenue:
Total revenue		$ 886	$ 2,329	$ 6,739

[1]	Includes $48.5 million in related party expenses for the year ended December 31, 2023 and no related party expenses for the year ended months ended December 31, 2022 and 2021.